Equity - Equity Attributable to Non-Controlling Interests (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity Attributable to Non-Controlling Interests [Roll Forward]
Beginning balance	€ 7,025
Profit/(loss) for the year	2,580	€ 375	€ 522
Other movements	16	29	28
Ending balance	6,477	7,025
Telxius Telecom, S.A.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Sales of non-controlling interests and inclusion of companies		645
Sales of non-controlling interests and inclusion of companies		645
Telxius Towers Germany Gmbh
Equity Attributable to Non-Controlling Interests [Roll Forward]
Increase in deferred tax asset		184
Telefónica Moviles Guatemala
Equity Attributable to Non-Controlling Interests [Roll Forward]
Purchase of investment interest			114
Telefonía Celular de Nicaragua, S.A.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Purchase of investment interest			112
Telefónica Móviles Panamá, S.A.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Purchase of investment interest			188
Non-controlling interests
Equity Attributable to Non-Controlling Interests [Roll Forward]
Other movements	0	(5)	(1)
Non-controlling interests | Telefônica Brasil, S.A.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Beginning balance	3,106	4,442	4,604
Sales of non-controlling interests and inclusion of companies	0	(2)	(3)
Acquisitions of non-controlling interests and exclusion of companies	(63)	0	0
Dividends paid	(236)	(272)	(374)
Profit/(loss) for the year	271	217	307
Change in translation differences	17	(1,296)	(85)
Other movements	11	17	(7)
Ending balance	3,106	3,106	4,442
Sales of non-controlling interests and inclusion of companies	0	(2)	(3)
Non-controlling interests | Telefónica Deutschland Holding, A.G.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Beginning balance	2,346	2,544	2,873
Sales of non-controlling interests and inclusion of companies	0	0	0
Acquisitions of non-controlling interests and exclusion of companies	(56)	0	0
Dividends paid	(165)	(156)	(247)
Profit/(loss) for the year	218	(30)	(75)
Change in translation differences	0	0	0
Other movements	10	(12)	(7)
Ending balance	2,353	2,346	2,544
Sales of non-controlling interests and inclusion of companies	0	0	0
Non-controlling interests | Colombia Telecomunicaciones, S.A., ESP
Equity Attributable to Non-Controlling Interests [Roll Forward]
Beginning balance	408	526	523
Sales of non-controlling interests and inclusion of companies	0	0	(1)
Acquisitions of non-controlling interests and exclusion of companies	0	0	0
Dividends paid	0	0	0
Profit/(loss) for the year	7	11	11
Change in translation differences	(28)	(62)	4
Other movements	22	(67)	(11)
Ending balance	409	408	526
Sales of non-controlling interests and inclusion of companies	0	0	(1)
Non-controlling interests | Telefónica Centroamericana Inversiones, S.L.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Beginning balance	55	106	316
Sales of non-controlling interests and inclusion of companies	0	0	0
Acquisitions of non-controlling interests and exclusion of companies	0	0	(414)
Dividends paid	0	(39)	0
Profit/(loss) for the year	(15)	(8)	196
Change in translation differences	5	(5)	7
Other movements	(3)	1	1
Ending balance	42	55	106
Sales of non-controlling interests and inclusion of companies	0	0	0
Non-controlling interests | Telxius Telecom, S.A.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Beginning balance	1,089	681	677
Sales of non-controlling interests and inclusion of companies	0	323	0
Acquisitions of non-controlling interests and exclusion of companies	0	0	0
Dividends paid	(2,645)	(44)	(87)
Profit/(loss) for the year	2,098	187	86
Change in translation differences	16	(69)	7
Other movements	(12)	11	(2)
Ending balance	546	1,089	681
Sales of non-controlling interests and inclusion of companies	0	323	0
Non-controlling interests | Other
Equity Attributable to Non-Controlling Interests [Roll Forward]
Beginning balance	21	33	40
Sales of non-controlling interests and inclusion of companies	0	0	0
Acquisitions of non-controlling interests and exclusion of companies	0	(3)	0
Dividends paid	(5)	(5)	(2)
Profit/(loss) for the year	1	(2)	(3)
Change in translation differences	0	(3)	0
Other movements	4	1	(2)
Ending balance	21	21	33
Sales of non-controlling interests and inclusion of companies	0	0	0
Non-controlling interests | Telefonica, S.A.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Beginning balance	7,025	8,332	9,033
Sales of non-controlling interests and inclusion of companies	0	321	(4)
Acquisitions of non-controlling interests and exclusion of companies	(119)	(3)	(414)
Dividends paid	(3,051)	(516)	(710)
Profit/(loss) for the year	2,580	375	522
Change in translation differences	10	(1,435)	(67)
Other movements	32	(49)	(28)
Ending balance	6,477	7,025	8,332
Sales of non-controlling interests and inclusion of companies	€ 0	€ 321	€ (4)